Nature of operations (Details Narrative)	Dec. 31, 2025
Bunker Hill Mine [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%